191 North Wacker Drive, Suite 1601 Chicago, IL 60606 T: (312) 964-3505 F: (312) 964-3501

Mark R. Greer
312.964.3505
mgreer@stradley.com

May 3, 2023

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Delaware VIP Trust (the “Trust”) File Nos. 811-05162; 033-14363 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 99 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on April 28, 2023, with an effective date of May 1, 2023.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely

/s/Mark R, Greer
Mark R. Greer